Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 51,634,374	$ 13,654,445
Restricted cash	714,245	1,878,267
Accounts receivable, net	11,253,459	6,913,996
Prepayments	25,407,080	392,249
Inventories, net	79,986,077	19,984,094
Other current assets	2,282,883	725,130
Total Current Assets	171,845,077	55,388,829
Non-current Assets
Restricted cash, non-current	6,511,407	1,616,677
Long-term prepaid expenses	6,834,162	7,217,986
Deposits for property and equipment	776,627	9,716,009
Property and equipment, net	220,648,149	129,039,494
Right of use assets	34,354,338	36,627,800
Deferred tax assets	178,107
Other non-current assets	285,954	192,905
Total Non-current Assets	269,588,744	184,410,871
Total Assets	441,433,821	239,799,700
Current Liabilities
Short-term bank borrowings	30,648,493	16,126,730
Accounts payable	52,376,724	17,629,696
Accounts payable – a related party	3,269,212
Contract liabilities	27,592,381	3,635,144
Contract liabilities – related parties	80,348,303	20,098,561
Income tax payable	15,386,467	781,238
Other payable and accrued expenses	15,415,684	3,392,774
Lease liabilities, current	2,867,727	2,118,900
Contingent consideration payable (nil and 13,000,000 earnout shares subject to surrender and cancel as of December 31, 2025 and 2024, respectively)		4,617,000
Long-term bank borrowings, current portion	5,471,119
Total Current Liabilities	295,704,397	125,033,416
Lease liabilities, non-current	34,474,040	34,327,142
Long-term bank borrowings		20,999,733
Total Non-current Liabilities	34,474,040	55,326,875
Total Liabilities	330,178,437	180,360,291
Commitments and Contingencies (Note 18)
Equity
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 37,758,997 shares and 46,595,743 shares issued as of December 31, 2025 and 2024, and 36,712,040 shares as of December 31, 2025 and 33,595,743 shares (excluding 13,000,000 earnout shares subject to surrender and cancel) outstanding as of December 31, 2024, respectively)	3,671	3,359
Additional paid-in capital	28,779,967	14,414,905
Retained earnings	89,976,384	50,316,486
Accumulated other comprehensive loss	(7,504,638)	(5,494,790)
Total TOYO Co., Ltd Shareholders’ Equity	111,255,384	59,239,960
Non-controlling interest		199,449
Total Equity	111,255,384	59,439,409
Total Liabilities and Equity	441,433,821	239,799,700
Related party
Current Assets
Accounts receivable – related parties	494,695	11,840,648
Prepayments – a related party	72,264
Current Liabilities
Accounts payable – a related party	3,269,212
Due to related parties	$ 62,328,287	$ 56,633,373